Expense Example - FidelityEmergingMarketsFund-KPRO - FidelityEmergingMarketsFund-KPRO - Fidelity Emerging Markets Fund - Fidelity Emerging Markets Fund - Class K	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 76
3 years	237
5 years	411
10 years	$ 918